Prepayments, receivables and other current assets, net and other non-current assets, net	12 Months Ended
Dec. 31, 2022
Prepayments, receivables and other current assets, net and other non-current assets, net
Prepayments, receivables and other current assets, net and other non-current assets, net

8. Prepayments, receivables and other current assets, net and other non-current assets, net

Prepayments, receivables and other current assets, net consist of the following:

	As of December 31
	2021	2022
	RMB	RMB

Deductible VAT-input	1,553,800	1,533,722
Rental deposits and other deposits, net	189,840	424,492
Prepayments for promotion and advertising expenses and other operation expenses	371,149	388,284
Advances to employees	303,050	375,468
Payments to drivers and partners on behalf of end-users	148,971	308,627
Prepayments for insurance costs	239,417	204,915
Inventories, net	197,957	135,480
Interest receivables	13,293	74,126
Short-term finance lease receivables, net	44,020	21,616
Others, net	896,478	726,222
Total	3,957,975	4,192,952

Other non-current assets, net consist of the following:

	As of December 31
	2021	2022
	RMB	RMB

Deductible VAT-input	1,070,370	864,319
Prepayments for purchase of property and equipment and other non‑current assets	166,425	570,639
Prepayments for long-term investments	200,000	252,995
Rental deposits and other deposits	203,154	153,240
Long-term finance lease receivables, net	41,579	14,261
Others	17,942	5,411
Total	1,699,470	1,860,865

The movement of the allowances for credit losses of short-term and long-term finance lease receivables is as follows:

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB

Balance at beginning of the year	(3,871)	(72,167)	(11,405)
Reversal/(Provision)	(73,004)	12,757	(892)
Write‑offs	4,708	48,005	11,382
Balance at end of the year	(72,167)	(11,405)	(915)